RELATED PARTIES (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Related Party Receivables, Current	$ 2,616	$ 7,563
E2E SpA. [Member]
Statement [Line Items]
ID No	76.879.577-0
Nature of Relationship	Joint venture (current subsidiary)
Country	Chile
Currency	Chilean pesos
TreeCo, Inc. [Member]
Statement [Line Items]
ID No	0
Nature of Relationship	Joint venture
Country	United States
Currency	U.S. dollar
Current receivables [Member]
Statement [Line Items]
Related Party Receivables, Current	$ 2,616	7,563
Current receivables [Member] | Forestal Mininco S.A [Member]
Statement [Line Items]
ID No	91.440.000-7
Nature of Relationship	Common stockholder
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Receivables, Current	$ 10	1
Current receivables [Member] | Eka Chile S.A [Member]
Statement [Line Items]
ID No	99.500.140-3
Nature of Relationship	Joint venture
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Receivables, Current	$ 2,113	2,626
Current receivables [Member] | Colbun S.A. [Member]
Statement [Line Items]
ID No	96.505.760-9
Nature of Relationship	Common stockholder
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Receivables, Current	$ 217	21
Current receivables [Member] | Alxar Internacional SpA. [Member]
Statement [Line Items]
ID No	76.879.169-4
Nature of Relationship	Common controlling parent
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Receivables, Current	$ 42	0
Current receivables [Member] | Sociedad Efecto Producciones Ltda. [Member]
Statement [Line Items]
ID No	77.131.710-3
Nature of Relationship	Common matrix director
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Receivables, Current	$ 9	0
Current receivables [Member] | Fundación Acerca Redes [Member]
Statement [Line Items]
ID No	65.097.218-K
Nature of Relationship	Parent company is founder and contributor
Country	Chile
Currency	Chilean pesos
Maturity	0
Related Party Receivables, Current	$ 0	41
Current receivables [Member] | Parque Elico Ovejera Sur SpA. [Member]
Statement [Line Items]
ID No	76.839.949-2
Nature of Relationship	Joint venture
Country	Chile
Currency	Chilean pesos
Maturity	0
Related Party Receivables, Current	$ 10	100
Current receivables [Member] | Compañía Puerto de Coronel S.A. [Member]
Statement [Line Items]
ID No	79.895.330-3
Nature of Relationship	Subsidiary of an associate
Country	Chile
Currency	U.S. dollar
Maturity	30 days
Related Party Receivables, Current	$ 14	0
Current receivables [Member] | E2E SpA. [Member]
Statement [Line Items]
ID No	76.218.856-2
Nature of Relationship	Joint venture (actual subsidiary)
Country	Chile
Currency	Chilean pesos
Maturity	0
Related Party Receivables, Current	$ 0	60
Current receivables [Member] | EMOAC SpA. [Member]
Statement [Line Items]
ID No	76.208.888-6
Nature of Relationship	Common controlling parent
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Receivables, Current	$ 27	1
Current receivables [Member] | Softys Argentina S.A. (Ex-La Papelera del Plata S.A.) [member]
Statement [Line Items]
ID No	0
Nature of Relationship	Common shareholder of the parent company
Country	Argentina
Currency	Argentine pesos
Maturity	30 days
Related Party Receivables, Current	$ 174	4,713
Current payables [Member]
Statement [Line Items]
Related Party Payables, Current	$ 6,958	14,280
Current payables [Member] | Abastible S.A. [Member]
Statement [Line Items]
ID No	91.806.000-6
Nature of Relationship	Common controlling parent
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Payables, Current	$ 319	189
Current payables [Member] | Copec S.A. [Member]
Statement [Line Items]
ID No	99.520.000-7
Nature of Relationship	Common controlling parent
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Payables, Current	$ 6,017	4,474
Current payables [Member] | Fundación Educacional Arauco [Member]
Statement [Line Items]
ID No	71.625.000-8
Nature of Relationship	Parent company is founder and contributor
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Payables, Current	$ 444	780
Current payables [Member] | Bioenergías Forestales SpA. [Member]
Statement [Line Items]
ID No	76.188.197-3
Nature of Relationship	Common stockholder
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Payables, Current	$ 5	0
Current payables [Member] | Compañía Puerto de Coronel S.A. [Member]
Statement [Line Items]
ID No	79.895.330-3
Nature of Relationship	Subsidiary of an associate
Country	Chile
Currency	U.S. dollar
Maturity	0
Related Party Payables, Current	$ 0	202
Current payables [Member] | Red to Green S.A. [Member]
Statement [Line Items]
ID No	86.370.800-1
Nature of Relationship	Common stockholder
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Payables, Current	$ 1	0
Current payables [Member] | Empresa Nacional de Telecomunicaciones S.A. [Member]
Statement [Line Items]
ID No	92.580.000-7
Nature of Relationship	Common stockholder
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Payables, Current	$ 7	4
Current payables [Member] | Servicios Corporativos Sercor S.A. [Member]
Statement [Line Items]
ID No	96.925.430-1
Nature of Relationship	Associate
Country	Chile
Currency	Chilean pesos
Maturity	30 días
Related Party Payables, Current	$ 14	0
Current payables [Member] | Via Limpia SPA [Member]
Statement [Line Items]
ID No	79.874.200-0
Nature of Relationship	Common controlling parent
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Payables, Current	$ 4	0
Current payables [Member] | Copec Aviation S.A. [Memeber]
Statement [Line Items]
ID No	96.942.120-8
Nature of Relationship	Joint venture of controlling parent
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Payables, Current	$ 4	3
Current payables [Member] | Agrcola San Gerardo SpA [Member]
Statement [Line Items]
ID No	77.017.167-9
Nature of Relationship	Joint venture
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Payables, Current	$ 143	146
Current payables [Member] | Agrcola Fresno SpA [Member]
Statement [Line Items]
ID No	77.470.229-6
Nature of Relationship	Joint venture
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Payables, Current	$ 0	8,482
Non Current Payables [Member]
Statement [Line Items]
Related Party Receivables, Current	$ 22,981
Related Party Payables, Current		6,731
Non Current Payables [Member] | Agrcola Fresno SpA [Member]
Statement [Line Items]
ID No	77.470.229-6
Nature of Relationship	Joint venture
Country	Chile
Currency	Chilean pesos
Maturity	12-31-27
Related Party Receivables, Current	$ 7,581
Related Party Payables, Current		6,731
Non Current Payables [Member] | TreeCo, Inc. [Member]
Statement [Line Items]
ID No	0
Nature of Relationship	Joint venture
Country	United States
Currency	U.S. dollar
Maturity	On demand
Related Party Receivables, Current	$ 15,400
Related Party Payables, Current		$ 0